SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
	Mar. 31, 2019 USD ($) item	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of performance obligations | item	2
Unsatisfied performance obligation	$ 1,938,000
Revenue	82,613,764	$ 123,318,661	$ 29,594,871
Cash incentives accounted for as reduction of revenue	20,509,878	15,170,406	1,629,316
Loan management service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	0	508,948	2,678,557
Loan recommendation service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	858,796
Interest
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 3,552,983	$ 590,122	$ 0